Leases - Summary of Future Minimum Lease Payments under Operating Lease Contracts (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments under non-cancelable operating leases	¥ 6,367	¥ 5,513
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments under non-cancelable operating leases	1,826	1,737
Over 1 year but not longer than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments under non-cancelable operating leases	3,007	2,863
Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments under non-cancelable operating leases	¥ 1,534	¥ 913